ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 20, 2018	Aug. 31, 2015	Dec. 31, 2019
Related Party Transaction [Line Items]
Proceeds from non-controlling interest			$ 514,512
Xinjiang Daqo Investment [Member]
Related Party Transaction [Line Items]
Equity interest acquired (as a percent)	100.00%	1.00%
Payments to Acquire Businesses, Gross	$ 16,000,000
Daqo Group [Member] | Xinjiang Daqo
Related Party Transaction [Line Items]
Proceeds from non-controlling interest		$ 2,500,000